Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

Issuance of Series E Convertible Preferred Stock

To consummate the Series E Offering, the Company’s Board of Directors (the “Board”) created the Series E Convertible Preferred Stock (the “Series E”) pursuant to the authority vested in the Board by the Company’s Amended and Restated Articles of Incorporation to issue up to 10,000,0000 shares of preferred stock, $0.001 par value per share, of which 7,049,999 are unissued and undesignated. The Company’s Amended and Restated Articles of Incorporation explicitly authorize the Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.

On October 6, 2020, the Board filed the Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible Preferred Stock (the “Series E COD”) with the Secretary of State of the State of Nevada designating 562,250 shares of preferred stock as Series E. Each holder of Series E has the right to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series E held by such holder are convertible as of the applicable record date.

The Series E has a stated value of $13.34 per share (the “Stated Value”). If, on or after October 8, 2021, the Company does not have at least one class of securities listed on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange (subject to extension if the Company has an application pending for such a listing) the holders of a majority of the then-outstanding Series E may demand that their Series E be redeemed at a price equal to the Stated Value per share plus all declared but unpaid dividends thereon.

On a pari passu basis with the holders of Series D Convertible Preferred Stock that is currently issued and outstanding, upon the liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, the Series E is entitled to receive an amount per share equal to the Stated Value and then receive a pro-rata portion of the remaining assets available for distribution to the holders of Common Stock on an as-converted to Common Stock basis. Until the date that such Series E shareholder no longer owns at least 50% of the Series E, the holders of Series E have the right to participate, pro rata, in each subsequent financing in an amount up to 25% of the total proceeds of such financing on the same terms, conditions and price otherwise available in such subsequent financing.

Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series E is initially convertible the Company’s common shares equal to the sum of (i) 1,000 multiplied by (ii) a fraction (A) the numerator if which is $0.01334 and (B) the denominator of which is equal to the conversion price in effect at the time of conversion. The initial conversion price of $0.01334 and is subject to adjustment for stock dividends and stock splits and dilutive issuances as defined in the Series E COD. A holder of Series E may not convert any shares of Series E into Common Stock if the holder (together with the holder’s affiliates and any persons acting as a group together with the holder or any of the holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series E COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Series E COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.

Upon the occurrence of certain triggering events and until such triggering event is cured, each share of Series E will be convertible into 2,779.17 shares of Common Stock subject to the limitation described in the preceding paragraph. Triggering events include, but are not limited to, (1) failure to satisfy Rule 144 current public information requirements; (2) ceasing to be a reporting company under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or failing to comply with the reporting requirements of a reporting company under the Exchange Act; (3) suspension from or termination of trading; (4) failure to reserve sufficient shares of Common Stock (after cure periods and subject to certain extensions); (5) various insolvency proceedings (subject to certain carveouts); (6) material breach of the Series E Offering transaction documents; and (7) failure to redeem the Series E when demanded.

Approval of at least a majority of the outstanding Series E is required to: (a) amend or repeal any provision of, or add any provision to, the Company’s Articles of Incorporation or bylaws, or file any Certificate of Designation (however such document is named) or articles of amendment to create any class or any series of preferred stock, if such action would adversely alter or change in any respect the preferences, rights, privileges or powers, or restrictions provided for the benefit, of the Series E, regardless of whether any such action shall be by means of amendment to the Articles of Incorporation or bylaws or by merger, consolidation or otherwise or filing any Certificate of Designation, but the creation of a new security having rights, preferences or privileges senior to or on parity with the Series E in a future financing will not constitute an amendment, addition, alteration, filing, waiver or repeal for these purposes; (b) increase or decrease (other than by conversion) the authorized number of Series E; (c) issue any Series D Convertible Preferred Stock, (d) issue any Series E in excess of 562,250 or (e) without limiting any provision under the Series E COD, whether or not prohibited by the terms of the Series E, circumvent a right of the Series E.

On October 8, 2020, the Company entered into a Securities Purchase Agreement with the investors party thereto (collectively the “Investors”) pursuant to which the Investors agreed to purchase units, severally and not jointly, which consists of an aggregate of (i) 47,977 shares of Series E Convertible Preferred Stock (the “Series E”) and (ii) warrants (the “Warrants”) to purchase 23,988,500 shares of common stock, $0.001 par value per share (the “Common Stock”) which are equal to 50% of the shares of common stock issuable upon conversion of the Series E if the Series E were converted on October 8, 2020 (the “Series E Offering”). The gross proceeds to the Company were $640,000, or $13.34 per unit which is the stated value of each Series E share.

In connection with the Series E Offering, the Company entered into a Registration Rights Agreement pursuant to which the Company agreed to file a registration statement on Form S-1 to register the resale of the shares of Common Stock issuable to the Investors upon conversion of the Series E and exercise of the Warrants. If a registration statement registering for resale all of the shares of common stock issuable under Series E Convertible Preferred Stock and Warrants (i) is not filed with the Commission by the Company within 30 days of the closing date of October 8, 2020 or any other registration statement, (ii) is not declared effective by the Commission by the Effectiveness Date of the initial registration statement (90 days following the closing date) or any other registration statement, or (iii) after the effective date of a registration statement, such registration statement ceases for any reason to remain continuously effective as to all registrable securities included in such registration statement for more than 30 calendar days during any 12-month period (any such failure or breach being referred to as an “Event”, and the date on which such Event occurs, being referred to as “Event Date”), then, in addition to any other rights the Holders may have hereunder or under applicable law, on each such Event Date and on each monthly anniversary of each such Event Date (if the applicable Event shall not have been cured by such date) until the applicable Event is cured, the Company shall pay to each Holder an amount in cash, as partial liquidated damages and not as a penalty, equal to 1% of the purchase price paid by such Holder pursuant to the Purchase Agreement, during which such Event continues uncured. The partial liquidated damages pursuant to the terms hereof shall apply on a daily pro rata basis for any portion of a month prior to the cure of an Event. The Company did not file its registration statement with 30 days of the closing date. However, the Company plans on filing they registration statement prior to the Event Date.

The initial exercise price of the Warrants is $0.04 per share, subject to adjustment as provided therein.

NOTE 17 – SUBSEQUENT EVENTS

Secured merchant loans

In March 2020, the Company entered into several settlement agreements related to the payoff of several secured merchant loans as follows:

In connection with a settlement agreement, the Company paid off a merchant loan with a principal balance of $936,410 for a payment of $600,000 which was made by the Company in March 2020.

In connection with a settlement agreement dated March 9, 2020, the Company agreed to pay $233,434 in full settlement for a merchant loan of with a principal balance of $364,740. The payment was due on March 11, 2020. Although the Company paid the $233,434, the Company did not pay the settlement amount on the due date of March 11, 2020 and the settlement agreement is in dispute and being renegotiated.

In connection with a settlement agreement dated March 9, 2020, the Company agreed to pay $275,000 in full settlement for a merchant loan of with a principal balance of $272,700 and a Senior Secured Convertible debt in the amount of $95,874 and cancellation of 40,300 warrants held by the same creditor. The settlement payment was due, in full, on March 12, 2020; however, due to cash constraints at the time, the Company paid the $275,000 in weekly installments, which the creditor accepted, with its final payment on May 12, 2020. While the Company never received a default or demand letter, the creditor verbally told the Company on May 12, 2020, that the original full amount should be paid, although the creditor has not made any formal demand or commenced any action. The Company believes any such claim, if made, would be without merit.

Promissory notes

On February 21, 2020, the Company borrowed $220,000 from an individual and received net proceeds of $220,000. From January 2020 to February 2020, the Company entered into promissory notes with an individual totaling $110,000 and received net proceeds of $100,000, net of original issue discounts of $10,000. In January and February 2020, the Company repaid these loans.

Due to related parties

During the period from January 1, 2020 to May 18, 2020, an employee of Prime who exerts significant influence over the business of Prime, advanced the Company $75,000 and was repaid $138,000.

During the year ended December 31, 2019, an entity which is controlled by an employee of Prime who exerts significant influence over the business of Prime advanced the Company $25,000. This balance was repaid on January 8, 2020.

Convertible debt and related warrants

From January 2020 to the date of this report, the Company closed on a Securities Purchase Agreements with accredited investors. Pursuant to the terms of these Purchase Agreement, the Company issued and sold to investors convertible promissory notes in the aggregate principal amount of $2,095,500 (the “Notes”), and warrants to purchase up to 838,200 shares of the Company’s common stock (the “Warrants”). The Company received net proceeds of $1,905,000, which is net of a 10% original issue discounts of $190,500. The Notes bear interest at 6% per annum and becomes due and payable on the date that is the 24-month anniversary of the original issue date of the respective Note. During the existence of an Event of Default, which includes, amongst other events, any default in the payment of principal and interest payment (including Amortization Payments) under any Note or any other indebtedness, interest shall accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of these Notes, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, an “Amortization Payment”), shall be due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable hereunder shall be immediately due and payable. The Amortization Payments shall be made in cash unless the investor requests it to be issued in the Company’s common stock in lieu of a cash payment (“Stock Payment”). If the investor requests a Stock Payment, the number of shares of common stock issued shall be based on the amount of the applicable Amortization Payment divided by 80% of the lowest VWAP during the five Trading Day period prior to the due date of the Amortization Payment.

The Note may be prepaid, provided that equity conditions, as defined in the Notes, have been met (or any such failure to meet the Equity Conditions have been waived): (i) from Original Issuance Date until and through the day that falls on the third month anniversary of the Original Issue Date (the “3 Month Anniversary”) at an amount equal to 105% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest, and (ii) after the 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a “Public Offering”), the Holder may elect to: (x) have its principal and accrued interest prepaid directly from the Public Offering Proceeds at the prices set forth above, or (y) exchange its Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the Note. Except for a Public Offering and Amortization Payments, in order to prepay the Note, the Company shall provide at least 30 days’ prior written notice to the Holder, during which time the Holder may convert the Note in whole or in part at the Conversion Price. For avoidance of doubt, the Amortization Payments shall be prepayments and are subject to prepayment penalties equal to 115% of the Amortization payment. In the event the Company consummates a Public Offering while the Notes are outstanding, then 25% of the net proceeds of such offering shall, within two business days of the closing of such public offering, be applied to reduce the outstanding obligations pursuant to the Notes.

After the original issue date until the Note is no longer outstanding, the Notes shall be convertible, in whole or in part, at any time, and from time to time, into shares of Common Stock at the option of the investor. The “Conversion Price” in effect on any Conversion Date means, as of any Conversion Date or other date of determination, $0.40 per share, subject to adjustment as provided herein. If an Event of Default has occurred, regardless of whether such Event of Default has been cured or remains ongoing, these Notes shall be convertible at the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the Common Stock as reported on the Trading Market during the 20 consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion (the “Default Conversion Price”). All such Conversion Price determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately.

The Warrants are exercisable at any time on or after the date of the issuance and entitles the investors to purchase shares of the Company’s common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrants, the investors are entitled to exercise the Warrants to purchase up to 838,200 shares of the Company’s common stock at an initial exercise price of $0.40, subject to adjustment as detailed in the respective Warrant. The Company calculated the relative fair value of these warrants in the amount of $727,659 which was added to debt discount and shall be amortized over the term of the Notes.

These Notes and related Warrants include a down-round provision under which the Note conversion price and warrant exercise price could be affected, on a full-ratchet basis, by future equity offerings undertaken by the Company.

In connection with the issuance of these Note, the Company determined that various terms of the Note, including the Stock Payment terms discussed above, caused derivative treatment of the embedded conversion options. On the initial measurement dates, the fair values of the embedded conversion option derivative of $8,295,096 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the Notes of $1,177,341, with the remainder of $7,117,755 charged to current period operations as initial derivative expense. Pursuant to price protection clauses in substantially all convertible debt and related warrants outstanding at December 31, 2019, these Notes and related Warrants include a down-round provision under which the Note conversion price and warrant exercise price could be affected, on a full-ratchet basis, by future equity offerings undertaken by the Company (see Note 8). Due to the default of Amortization Payments due on our August 30, 2019 Notes and other Notes as discussed in Note 8, these convertible notes were deemed in default. Accordingly, the outstanding principal balance on date of default increased by 30% which amounted to approximately $629,000, default interest shall accrue at 18%, and the default conversion terms shall apply.

In January 2020, due to the non-payment of the January 2020 Amortization Payment, the August 30, 2019 convertible notes were deemed in default. Accordingly, the outstanding principal balance on date of default increased by 30% which amounted to approximately $693,000, default interest shall accrue at 18%, and the default conversion terms shall apply. (See Note 8). Additionally, in February 2020, due to the default of the February 2020 Amortization Payment, the October 3, 2019 convertible note was deemed in default. Accordingly, the outstanding principal balance on date of default increased by 30% which amounted to approximately $50,000, default interest shall accrue at 18%, and the default conversion terms shall apply. Additionally, the exercise price of the related warrants were reduced to less than a penny.

Paycheck Protection Program Promissory Note

On April 15, 2020, the Company’s subsidiary, Prime, entered into a Paycheck Protection promissory note (the “Prime PPP Loan”) with M&T Bank in the amount of $2.941.212 under the Small Business Administration (the “SBA”) Paycheck Protection Program of the Coronavirus Aid, Relief and Economic Security Act of 2020 (the “CARES Act”). On April 15, 2020, the Prime PPP Loan was approved and Prime received the loan proceeds on April 22, 2020. Prime plans to use the proceeds for covered payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act. The Prime PPP Loan has a two-year term, matures on April 16, 2022, and bears interest at a rate of 1.00% per annum. Monthly principal and interest payments, less the amount of any potential forgiveness (discussed below), will commence on November 16, 2020.

On April 2, 2020, the Company’s subsidiary, Shypdirect, entered into a Paycheck Protection promissory note (the “Shypdirect PPP Loan”) with M&T Bank in the amount of $504,940 under the SBA CARES Act. On April 28, 2020, the Shypdirect PPP Loan was approved and Shypdirect received the Loan proceeds on May 1, 2020. Shypdirect plans to use the proceeds for covered payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act. The Shypdirect PPP Loan has a two-year term, matures on April 28, 2022, and bears interest at a rate of 1.00% per annum. Monthly principal and interest payments, less the amount of any potential forgiveness (discussed below), will commence on November 28, 2020.

Prime or Shypdirect did not provide any collateral or guarantees for these PPP Loans, nor did they pay any facility charge to obtain the Loans. These promissory notes provide for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. Prime and Shypdirect may prepay the principal of the PPP Loans at any time without incurring any prepayment charges. These PPP Loans may be forgiven partially or fully if the loan proceeds are used for covered payroll costs, rent and utilities, provided that such amounts are incurred during the eight-week period that commenced on May 1, 2020 and at least 75% of any forgiven amount has been used for covered payroll costs. Any forgiveness of these Loans will be subject to approval by the SBA and Lender and will require Prime and Shypdirect to apply for such treatment in the future.

Common shares issued for conversion of convertible debt and interest

During the period from February 25, 2020 to May 14, 2020, the Company issued 294,584,216 shares of its common stock in connection with the conversion of convertible notes payable of $2,068,131, accrued interest and default interest of $473,402, and fees of $5,000. The conversion price was based on contractual terms of the related debt.